UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund:  BlackRock Allocation Target Shares
BATS: Series I Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2025

Date of reporting period: 03/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Allocation Target Shares: Series I Portfolio

BATIX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Allocation Target Shares: Series I Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Allocation Target Shares: Series I Portfolio	$0Footnote Reference(a)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Annualized.
Footnote(c)	Rounds to less than 0.01%.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund ...
	1.45%	6.36%	6.36%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	5.00

The Fund commenced operations on March 6, 2024.

Key Fund statistics

Net Assets...
$74,403,201
Number of Portfolio Holdings...
781
Portfolio Turnover Rate...
157%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.3%
Non-Agency Mortgage-Backed Securities...
18.5
Asset-Backed Securities...
16.6
U.S. Government Sponsored Agency Securities...
14.8
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.5
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
33.7%
AA/Aa...
1.7
A...
6.8
BBB/Baa...
8.4
BB/Ba...
21.4
B...
13.8
CCC/Caa...
1.4
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Allocation Target Shares: Series I Portfolio

BATIX

Semi-Annual Shareholder Report — March 31, 2025

BATIX-03/25-SAR

 (b) Not Applicable

Item 2 –          Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
March 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Allocation Target Shares
BATS: Series I Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
March 31, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 9.1%
(a)(b)
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class AR3, (3-mo. CME
Term SOFR at 1.44% Floor +
1.44%), 5.73%, 04/22/34 ....... USD 250 $ 250,110
Apidos CLO XXII, Series 2015-22A,
Class A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.32%), 5.61%,
04/20/31 ................. 64 63,957
Apidos CLO XXV, Series 2016-25A,
Class A1R3, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%),
5.47%, 01/20/37 ............ 250 248,875
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.71%, 12/17/29 . 105 104,909
Assurant CLO II Ltd., Series 2018-2A,
Class D, (3-mo. CME Term SOFR
at 2.85% Floor + 3.11%), 7.40%,
04/20/31 ................. 250 249,835
Benefit Street Partners CLO XXI Ltd.,
Series 2020-21A, Class A1R, (3-mo.
CME Term SOFR at 1.17% Floor +
1.43%), 5.73%, 10/15/34 ....... 250 249,652
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 5.63%,
04/30/31 ................. 129 128,611
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.91%, 01/19/38 ............ 250 247,014
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.44%), 5.73%, 10/22/30 ... 25 24,797
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.49%, 10/25/30 ... 161 161,286
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.15%, 10/25/30 ... 100 99,855
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 5.53%, 04/17/31 . 75 75,425
CBAM Ltd.
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.67%, 04/20/32 ... 179 179,349
Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor
+ 1.69%), 5.98%, 01/20/34 ... 250 250,499
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class AR, (3-mo. CME
Term SOFR at 1.38% Floor +
1.38%), 5.68%, 10/15/37 ....... 250 250,392
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.65%, 07/18/31 ............ 189 188,641
Elmwood CLO II Ltd., Series 2019-2A,
Class ERR, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 10.04%,
10/20/37 ................. 250 250,079
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
5.66%, 07/15/31 ............ USD 74 $ 73,728
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 5.59%, 01/28/30 ....... 80 80,144
Neuberger Berman Loan Advisers CLO
40 Ltd., Series 2021-40A, Class A,
(3-mo. CME Term SOFR at 1.06%
Floor + 1.32%), 5.63%, 04/16/33 . 243 243,189
OCP CLO Ltd.
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.38%), 5.67%, 07/20/29 ... 4 4,162
Series 2016-11A, Class A1R2, (3-
mo. CME Term SOFR at 1.42%
Floor + 1.42%), 5.72%, 04/26/36 250 249,704
Series 2019-17A, Class AR2, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.69%, 07/20/37 ... 250 250,201
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.64%, 10/18/37 ... 250 250,273
Series 2020-5A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.99%, 10/18/37 ... 250 250,028
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
5.70%, 01/19/37 ............ 250 250,549
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.57%, 10/15/30 ... 75 75,104
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 9.15%, 01/15/33 ... 250 248,993
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.88%,
01/20/38 ................. 250 250,312
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 5.85%, 04/25/37 ....... 250 250,500
Riserva CLO Ltd., Series 2016-3A,
Class ARR, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 5.61%,
01/18/34 ................. 250 249,675
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.59%,
01/20/38 ................. 250 249,831
Trestles CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.87%,
07/25/37 ................. 250 250,570
Trestles CLO III Ltd., Series 2020-3A,
Class ER, (3-mo. CME Term SOFR
at 6.10% Floor + 6.10%), 10.39%,
10/20/37 ................. 250 248,580

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Whitebox CLO II Ltd., Series 2020-2A,
Class A1R2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.68%, 10/24/37 ............ USD 250 $ 250,126
6,748,955
Jersey, Channel Islands — 1.3%
(a)(b)
Benefit Street Partners CLO XXIX Ltd.,
Series 2022-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.48%, 01/25/38 ....... 250 249,920
Benefit Street Partners CLO XXXV Ltd.,
Series 2024-35A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor +
3.30%), 7.60%, 04/25/37 ....... 250 251,389
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.71%, 10/22/37 ............ 250 250,126
CarVal CLO X-C Ltd., Series 2024-2A,
Class A, (3-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 5.75%,
07/20/37 ................. 250 250,251
1,001,686
United Kingdom — 0.1%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 32 42,936
United States — 5.8%
(a)
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.89%, 07/15/32 ..... USD 100 102,469
Barings Equipment Finance LLC, Series
2025-A, Class A4, 5.02%, 06/13/50 63 63,689
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 5.53%, 07/25/51
(b)
.. 40 39,824
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... 121 108,752
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 84 84,324
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 58 53,615
ELFI Graduate Loan Program LLC
Series 2023-A, Class A, 6.37%,
02/04/48 ............... 85 88,803
Series 2024-A, Class A, 5.56%,
08/25/49 ............... 86 86,657
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 132 131,481
FIGRE Trust, Series 2024-SL1, Class
A1, 5.75%, 07/25/53
(b)
........ 133 133,342
Foundation Finance Trust, Series 2024-
2A, Class B, 4.93%, 03/15/50 ... 100 99,313
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.70%, 08/19/42
(b)
........... 100 99,119
GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class DR, (3-mo. CME Term SOFR
at 3.10% Floor + 3.10%), 7.39%,
10/20/37
(b)
................ 250 250,876
Security
Par (000)
Par (000) Value
United States (continued)
GoodLeap Home Improvement
Solutions Trust, Series 2025-1A,
Class A, 5.38%, 02/20/49 ...... USD 49 $ 49,920
GreenSky Home Improvement Issuer
Trust, Series 2024-2, Class A2,
5.25%, 10/27/59 ............ 85 85,453
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 113,787
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%,
03/20/36 ............... 100 95,872
Series 2024-BA, Class C, 5.73%,
11/20/38 ............... 100 101,307
Navient Private Education Loan Trust
Series 2014-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.71%), 6.03%, 10/15/31
(b)
.. 16 15,890
Series 2017-A, Class B, 3.91%,
12/16/58 ............... 58 57,730
Navient Private Education Refi Loan
Trust, Series 2021-A, Class A,
0.84%, 05/15/69 ............ 149 135,198
Navient Student Loan Trust, Series
2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%),
6.05%, 03/15/72
(b)
........... 65 65,052
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... 38 34,906
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.89%), 5.21%, 04/20/62
(b)
.. 75 74,294
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.85%), 5.17%, 04/20/62
(b)
.. 76 75,736
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(d)
........... 94 93,256
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (SOFR
30 day Average at 0.00% Floor +
1.50%), 5.85%, 09/15/36
(b)
... 125 126,501
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 129,441
PRET LLC, Series 2024-NPL4, Class
A1, 7.00%, 07/25/54
(d)
........ 95 94,862
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 19 18,432
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 94,298
Series 2024-1, Class A, 5.83%,
07/15/36 ............... 100 102,005
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37 .................. 100 101,141
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... 42 41,576
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.84%), 5.16%, 01/15/53
(b)
.. 82 80,142
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 82 73,893
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 47 42,638

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C, Class B, 2.30%,
01/15/53 ............... USD 129 $ 125,146
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 82 76,937
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 68 70,507
Series 2023-A, Class A1B, (SOFR
30 day Average at 1.50% Floor +
1.50%), 5.85%, 01/15/53
(b)
... 80 80,330
Series 2023-B, Class A1B, (SOFR
30 day Average at 1.80% Floor +
1.80%), 6.15%, 10/16/56
(b)
... 93 94,631
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 132 133,853
Series 2024-A, Class A1A, 5.24%,
03/15/56 ............... 119 120,372
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 5.80%, 03/15/56
(b)
... 88 88,703
SoFi Consumer Loan Program Trust,
Series 2025-1, Class A, 4.80%,
02/27/34 ................. 145 145,075
SoFi Professional Loan Program LLC,
Series 2017-E, Class B, 3.49%,
11/26/40 .................. 64 62,779
Tricon Residential Trust, Series 2024-
SFR3, Class A, 4.50%, 08/17/41 . 100 98,183
4,342,110
Total Asset-Backed Securities — 16.3%
(Cost: $12,086,298) .............................. 12,135,687
Corporate Bonds
Australia — 0.4%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 100 98,626
Glencore Capital Finance DAC, 4.15%
,
04/29/31
(c)
................ EUR 100 111,019
Mineral Resources Ltd., 8.00%
,
11/01/27
(a)
................ USD 100 98,797
308,442
Belgium — 0.3%
Anheuser-Busch InBev Worldwide, Inc.,
4.44%
,
10/06/48 ............ 31 26,481
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... 200 194,000
220,481
Canada — 0.9%
1011778 BC ULC, 4.00%
,
10/15/30
(a)
100 90,501
Bombardier, Inc., 8.75%
,
11/15/30
(a)
. 100 105,430
Enbridge, Inc., 3.40%
,
08/01/51 .... 31 20,866
Methanex Corp., 5.13%
,
10/15/27 ... 100 98,045
NOVA Chemicals Corp., 4.25%
,
05/15/29
(a)
................ 100 95,566
Open Text Corp., 3.88%
,
02/15/28
(a)
. 100 94,202
Parkland Corp., 4.63%
,
05/01/30
(a)
.. 100 93,849
Rogers Communications, Inc., 4.55%
,
03/15/52 ................. 83 66,186
664,645
Security
Par (000)
Par (000) Value
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc,
7.25%
,
04/30/30
(c)
........... EUR 100 $ 113,266
Denmark — 0.3%
(b)
Danske Bank A/S, (3-mo. EURIBOR +
0.65%), 3.43%
,
04/10/27
(c)
..... 100 108,337
SGL Group ApS, (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 7.43%
,
04/22/30 ................. 100 109,418
217,755
Finland — 0.1%
Citycon Treasury BV, 1.63%
,
03/12/28
(c)
100 99,430
France — 3.1%
Banijay Entertainment SAS, 7.00%
,
05/01/29
(c)
................ 100 112,892
Banque Federative du Credit Mutuel
SA
(b)(c)
(3-mo. EURIBOR + 0.64%), 3.10%,
03/05/27 ............... 200 217,209
(5-Year EURIBOR ICE Swap Rate +
1.75%), 4.00%, 01/15/35 .... 100 107,685
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.49%
,
07/18/30
(b)(c)
.... 100 108,405
BPCE SA
(b)(c)
(3-mo. EURIBOR + 0.61%), 3.12%,
03/08/27 ............... 100 108,593
(3-mo. EURIBOR + 1.47%), 4.00%,
01/20/34 ............... 100 108,030
Forvia SE, 5.50%
,
06/15/31
(c)
...... 100 104,378
Goldstory SAS, (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.61%
,
02/01/30
(b)(c)
............... 100 108,838
Iliad Holding SASU
5.38%, 04/15/30
(c)
........... 100 108,619
6.88%, 04/15/31
(c)
........... 100 113,803
8.50%, 04/15/31
(a)
........... USD 200 209,752
iliad SA, 5.38%
,
02/15/29
(c)
....... EUR 100 112,534
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 6.30%, 07/01/29
(b)(c)
.. 200 215,719
Lune Holdings SARL, 5.63%
,
11/15/28
(c)
................. 100 80,557
Opal Bidco SAS, 5.50%
,
03/31/32
(c)
. 100 108,130
RCI Banque SA, (5-Year EURIBOR
ICE Swap Rate + 2.75%), 5.50%
,
10/09/34
(b)(c)
............... 100 112,520
Worldline SA
(c)
0.00%, 07/30/26
(e)(f)
.......... 79 82,583
4.13%, 09/12/28 ............ 100 107,604
5.25%, 11/27/29 ............ 100 110,331
2,338,182
Germany — 2.4%
(c)
ADLER Real Estate GmbH, 3.00%
,
04/27/26 ................. 100 105,697
Bayer AG
(b)
(5-Year EURIBOR ICE Swap Rate +
3.27%), 5.50%, 09/13/54 .... 100 108,115
(5-Year EUR Swap Annual +
3.75%), 4.50%, 03/25/82 .... 100 107,358
Dynamo Newco II GmbH, 6.25%
,
10/15/31 ................. 100 109,482
Fressnapf Holding SE, 5.25%
,
10/31/31 100 107,995

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Gruenenthal GmbH
6.75%, 05/15/30 ............ EUR 100 $ 112,339
4.63%, 11/15/31 ............ 100 104,488
IHO Verwaltungs GmbH, 8.75%
,
(8.75% Cash or 9.50% PIK),
05/15/28
(b)(g)
............... 100 112,861
Nidda Healthcare Holding GmbH,
7.00%
,
02/21/30 ............ 100 112,763
Schaeffler AG, 4.25%
,
04/01/28 .... 100 107,860
Techem Verwaltungsgesellschaft 675
mbH, 5.38%
,
07/15/29 ........ 100 109,664
TK Elevator Holdco GmbH, 6.63%
,
07/15/28 ................. 90 97,464
Traton Finance Luxembourg SA, (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
3.70%
,
01/21/26
(b)
........... 100 108,574
TUI Cruises GmbH, 6.50%
,
05/15/26 19 20,396
Volkswagen Financial Services AG,
3.75%
,
09/10/26 ............ 35 38,403
Volkswagen International Finance NV,
(3-mo. EURIBOR + 0.65%), 3.02%
,
03/27/26
(b)
................ 100 108,314
Wintershall Dea Finance BV, 1.33%
,
09/25/28 ................. 200 201,094
1,772,867
Greece — 0.3%
(b)(c)
Alpha Services & Holdings SA, (5-Year
EURIBOR ICE Swap Rate + 3.27%),
6.00%
,
09/13/34 ............ 100 115,128
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35 ............ 100 114,079
229,207
Ireland — 0.3%
Cedacri SpA, (3-mo. EURIBOR at
0.00% Floor + 5.50%), 8.06%
,
05/15/28
(b)(c)
............... 100 108,671
GGAM Finance Ltd., 6.88%
,
04/15/29
(a)
USD 100 101,189
209,860
Israel — 0.3%
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ EUR 100 120,430
7.88%, 09/15/31 ............ 100 127,117
247,547
Italy — 2.5%
Bubbles Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.60%
,
09/30/31
(b)(c)
............... 100 108,095
Enel SpA, (5-Year EURIBOR ICE Swap
Rate + 2.01%), 4.25%
(b)(c)(h)
..... 100 106,722
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(c)
....... 100 114,077
Eni SpA, (5-Year EUR Swap Annual +
2.08%), 4.50%
(b)(c)(h)
.......... 100 107,049
Fedrigoni SpA, (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.36%
,
01/15/30
(b)(c)
............... 100 107,742
Fibercop SpA, 7.20%
,
07/18/36
(a)
... USD 200 192,592
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(c)
........... EUR 100 108,141
Security
Par (000)
Par (000) Value
Italy (continued)
Intesa Sanpaolo SpA, (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b)(c)(h)
EUR 250 $ 270,999
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.25%
,
12/15/29
(b)(c)
100 108,130
Lottomatica Group SpA, 5.38%
,
06/01/30
(c)
................ 100 111,038
Nexi SpA, 0.00%
,
02/24/28
(c)(e)(f)
.... 100 97,623
Pachelbel Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.86%
,
05/17/31
(b)(c)
............... 100 108,863
Rossini SARL, (3-mo. EURIBOR at
0.00% Floor + 3.88%), 6.23%
,
12/31/29
(b)(c)
............... 100 108,671
TeamSystem SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.29%
,
07/31/31
(b)(c)
............... 100 108,265
Unipol Assicurazioni SpA, 4.90%
,
05/23/34
(c)
................ 100 111,001
1,869,008
Japan — 0.4%
SoftBank Group Corp.
(c)
4.00%, 09/19/29 ............ 100 104,394
3.88%, 07/06/32 ............ 200 200,041
304,435
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.,
10.38%
,
03/31/29
(c)
.......... GBP 100 120,236
Luxembourg — 0.8%
ADLER Financing SARL
8.25%, 12/31/28 ............ EUR 97 105,319
10.00%, 12/31/29 ........... 25 27,520
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(c)
................ GBP 100 129,821
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(c)
................ EUR 100 115,195
INEOS Finance plc, 6.38%
,
04/15/29
(c)
100 110,698
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
................ 100 100,020
588,573
Netherlands — 2.0%
Boels Topholding BV, 5.75%
,
05/15/30
(c)
100 110,576
IMCD NV, 3.63%
,
04/30/30
(c)
...... 100 107,795
ING Groep NV
(b)(c)
(USISSO05 + 4.36%), 8.00%
(h)
.. USD 200 210,000
(3-mo. EURIBOR + 1.10%), 3.50%,
09/03/30 ............... EUR 400 434,463
Q-Park Holding I BV, 5.13%
,
02/15/30
(c)
100 109,595
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(a)
USD 200 181,873
VZ Secured Financing BV, 5.00%
,
01/15/32
(a)
................ 200 173,785
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ EUR 100 96,592
Ziggo BV, 2.88%
,
01/15/30
(c)
...... 100 98,143
1,522,822
Norway — 0.2%
Var Energi ASA, (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b)(c)
............... 100 117,886

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Portugal — 0.3%
EDP SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54 .... EUR 100 $ 109,484
(5-Year EUR Swap Annual +
1.84%), 1.70%, 07/20/80 .... 100 107,427
216,911
Slovenia — 0.1%
United Group BV, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.81%
,
02/15/31
(b)(c)
............... 100 107,995
Spain — 1.7%
Abanca Corp. Bancaria SA, (5-Year
EURIBOR ICE Swap Rate + 2.45%),
4.63%
,
12/11/36
(b)(c)
.......... 100 107,670
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR + 2.50%), 4.84%
,
05/01/30
(b)(c)
............... 100 108,186
Banco Bilbao Vizcaya Argentaria SA,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75%
(b)(h)
........... USD 200 195,770
Bankinter SA, (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(c)(h)
. EUR 200 226,969
CaixaBank SA, (5-Year EUR Swap
Annual + 6.35%), 5.88%
(b)(c)(h)
.... 200 221,554
Cellnex Telecom SA, 0.75%
,
11/20/31
(c)
(f)
....................... 100 94,785
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 100 108,665
Telefonica Europe BV
(b)(c)(h)
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 100 114,618
(EUAMDB08 + 3.12%), 5.75% .. 100 112,207
1,290,424
Sweden — 0.6%
Fastighets AB Balder, 1.13%
,
01/29/27
(c)
................ 100 104,366
Heimstaden Bostad Treasury BV,
1.38%
,
03/03/27
(c)
........... 100 103,818
Stena International SA, 7.25%
,
01/15/31
(a)
................ USD 200 199,907
408,091
Switzerland — 0.7%
Julius Baer Group Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.62%), 4.88%
(b)
(c)(h)
..................... 200 194,090
UBS Group AG, (USISSO05 + 3.63%),
6.85%
(a)(b)(h)
................ 200 198,839
VistaJet Malta Finance plc, 9.50%
,
06/01/28
(a)
................ 100 98,970
491,899
United Kingdom — 5.7%
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(c)
EUR 100 110,293
Barclays plc
(b)
(BPSWS5 + 5.64%), 9.25%
(h)
... GBP 200 273,533
(1-Year EURIBOR ICE Swap Rate +
2.05%), 4.51%, 01/31/33
(c)
... EUR 100 111,540
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(c)
........... GBP 100 122,698
Bellis Acquisition Co. plc, 8.13%
,
05/14/30
(c)
................ 116 139,907
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Bracken MidCo1 plc, 6.75%
,
(6.75%
Cash or 7.50% PIK), 11/01/27
(c)(g)
. GBP 100 $ 127,249
British Telecommunications plc, (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%
,
12/20/83
(b)(c)
............... 100 137,574
CD&R Firefly Bidco plc, 8.63%
,
04/30/29
(c)
................ 100 131,758
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b)(c)
.... 100 130,073
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(c)
........ 200 185,948
Deuce Finco plc, 5.50%
,
06/15/27
(c)
. 100 126,752
Edge Finco plc, 8.13%
,
08/15/31
(c)
.. 100 131,758
Heathrow Finance plc, 4.13%
,
09/01/29
(c)(d)
............... 100 117,618
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 100 113,348
6.75%, 04/15/30 ............ 100 107,939
Market Bidco Finco plc, 5.50%
,
11/04/27
(c)
................. GBP 100 123,362
Mobico Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.14%), 4.25%
(b)(c)(h)
.. 100 123,362
Motability Operations Group plc
(c)
0.13%, 07/20/28 ............ EUR 100 98,856
3.88%, 01/24/34 ............ 100 108,002
Motion Finco SARL, 7.38%
,
06/15/30
(c)
200 213,757
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(h)
... GBP 200 251,396
OEG Finance plc, 7.25%
,
09/27/29
(c)
. EUR 100 111,524
Pinewood Finco plc, 6.00%
,
03/27/30
(c)
GBP 200 254,682
Pinnacle Bidco plc, 10.00%
,
10/11/28
(c)
100 136,518
Virgin Media Secured Finance plc,
5.25%
,
05/15/29
(c)
........... 100 120,230
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... 100 110,090
4.75%, 07/15/31
(a)
........... USD 200 173,692
5.63%, 04/15/32
(c)
........... EUR 100 107,427
Vodafone Group plc, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 4.13%
,
06/04/81
(b)
................ USD 7 6,214
Zegona Finance plc, 6.75%
,
07/15/29
(c)
EUR 200 228,154
4,235,254
United States — 21.6%
AES Corp. (The), (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60%
,
01/15/55
(b)
................ USD 100 100,911
Albertsons Cos., Inc., 6.50%
,
02/15/28
(a)
................ 100 101,402
Alliant Holdings Intermediate LLC,
7.00%
,
01/15/31
(a)
........... 100 100,306
Allied Universal Holdco LLC
4.88%, 06/01/28
(c)
........... GBP 100 121,424
7.88%, 02/15/31
(a)
........... USD 100 101,275
Amazon.com, Inc., 2.70%
,
06/03/60 . 34 19,764
American Airlines, Inc., 5.75%
,
04/20/29
(a)
................ 100 97,848

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
American Axle & Manufacturing, Inc.,
6.88%
,
07/01/28 ............ USD 100 $ 95,305
American Tower Corp.
0.40%, 02/15/27 ............ EUR 115 119,148
3.10%, 06/15/50 ............ USD 72 47,047
Antero Midstream Partners LP, 5.38%
,
06/15/29
(a)
................ 100 97,747
Apple, Inc., 2.85%
,
08/05/61 ...... 100 60,822
Ardagh Packaging Finance plc, 2.13%
,
08/15/26
(c)
................ EUR 100 99,885
Arthur J Gallagher & Co., 5.55%
,
02/15/55 ................. USD 23 22,070
Asbury Automotive Group, Inc., 5.00%
,
02/15/32
(a)
................ 100 90,688
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ 100 96,379
Avis Budget Car Rental LLC, 8.00%
,
02/15/31
(a)
................ 100 97,617
Bank of America Corp.
(b)(c)
(3-mo. EURIBOR + 1.20%), 1.78%,
05/04/27 ............... EUR 100 106,953
(3-mo. EURIBOR + 0.89%), 1.66%,
04/25/28 ............... 103 108,795
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ USD 100 103,750
Booking Holdings, Inc., 3.63%
,
11/12/28 .................. EUR 103 113,996
BP Capital Markets plc, 1.57%
,
02/16/27
(c)
................ 200 212,499
Builders FirstSource, Inc., 6.38%
,
06/15/32
(a)
................ USD 100 100,291
Caesars Entertainment, Inc., 6.50%
,
02/15/32
(a)
................ 100 99,676
CCO Holdings LLC
5.13%, 05/01/27
(a)
........... 100 98,494
5.00%, 02/01/28
(a)
........... 100 97,048
4.75%, 03/01/30
(a)
........... 100 92,744
4.75%, 02/01/32
(a)
........... 100 88,789
4.50%, 05/01/32 ............ 100 86,806
Celanese US Holdings LLC, 6.75%
,
04/15/33 ................. 100 97,074
Charles River Laboratories
International, Inc., 4.00%
,
03/15/31
(a)
100 89,493
Charter Communications Operating
LLC
5.25%, 04/01/53 ............ 29 23,435
3.95%, 06/30/62 ............ 145 89,086
Chemours Co. (The), 5.75%
,
11/15/28
(a)
100 92,234
Churchill Downs, Inc., 6.75%
,
05/01/31
(a)
................ 100 100,788
Clarios Global LP, 6.75%
,
05/15/28
(a)
. 100 101,409
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 100 96,648
Cleveland-Cliffs, Inc., 7.00%
,
03/15/32
(a)
100 95,957
Cloud Software Group, Inc., 6.50%
,
03/31/29
(a)
................ 478 464,647
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 100 101,415
Comcast Corp., 2.94%
,
11/01/56 ... 182 106,934
Comstock Resources, Inc., 6.75%
,
03/01/29
(a)
................ 100 97,804
Constellium SE, 5.38%
,
08/15/32
(c)
.. EUR 100 106,310
Coterra Energy, Inc., 5.90%
,
02/15/55 USD 68 64,698
Security
Par (000)
Par (000) Value
United States (continued)
Coty, Inc., 5.00%
,
04/15/26
(a)
...... USD 37 $ 36,874
Crescent Energy Finance LLC, 7.38%
,
01/15/33
(a)
................ 100 96,422
Dana, Inc., 4.25%
,
09/01/30 ...... 100 92,292
Delta Air Lines, Inc., 3.75%
,
10/28/29 100 93,609
Devon Energy Corp., 5.00%
,
06/15/45 32 27,147
Diamondback Energy, Inc., 5.75%
,
04/18/54 ................. 25 23,569
Duke Energy Corp.
3.75%, 04/01/31 ............ EUR 200 216,652
EchoStar Corp., 10.75%
,
11/30/29 .. USD 100 105,076
EMRLD Borrower LP
6.38%, 12/15/30
(c)
........... EUR 100 111,266
6.63%, 12/15/30
(a)
........... USD 100 100,044
Energizer Holdings, Inc., 4.38%
,
03/31/29
(a)
................ 100 93,110
Equinix, Inc., 2.95%
,
09/15/51 ..... 36 22,285
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 100 103,602
Expand Energy Corp., 5.38%
,
02/01/29 100 99,583
Exxon Mobil Corp., 3.45%
,
04/15/51 . 41 29,320
FirstEnergy Corp., Series C, 3.40%
,
03/01/50 ................. 107 72,669
Freedom Mortgage Holdings LLC,
9.25%
,
02/01/29
(a)
........... 100 101,554
Frontier Communications Holdings LLC
5.00%, 05/01/28
(a)
........... 100 98,663
5.88%, 11/01/29 ............ 300 300,029
Gen Digital, Inc., 6.75%
,
09/30/27
(a)
. 100 101,229
General Motors Co., 5.40%
,
04/01/48 61 52,081
GFL Environmental, Inc., 4.38%
,
08/15/29
(a)
................ 100 94,325
Goldman Sachs Group, Inc. (The)
2.00%, 11/01/28
(c)
........... EUR 36 37,760
(1-day SOFR + 1.58%), 5.56%,
11/19/45
(b)
.............. USD 43 41,899
(1-day SOFR + 1.70%), 5.73%,
01/28/56
(b)
.............. 22 21,912
Goodyear Tire & Rubber Co. (The),
5.00%
,
07/15/29 ............ 100 92,759
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%
,
02/14/30
(b)
................ 170 173,907
Hanesbrands, Inc., 9.00%
,
02/15/31
(a)
100 105,372
HCA, Inc.
4.63%, 03/15/52 ............ 53 42,194
5.95%, 09/15/54 ............ 24 23,054
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(c)
................ EUR 100 109,739
Hilcorp Energy I LP, 8.38%
,
11/01/33
(a)
USD 100 102,477
Hilton Domestic Operating Co., Inc.,
5.75%
,
05/01/28
(a)
........... 100 99,983
Hilton Grand Vacations Borrower LLC,
5.00%
,
06/01/29
(a)
........... 100 93,718
Home Depot, Inc. (The), 2.75%
,
09/15/51 ................. 106 65,373
Honeywell International, Inc., 3.75%
,
05/17/32 ................. EUR 200 219,586
Iron Mountain, Inc.
(a)
7.00%, 02/15/29 ............ USD 100 102,272
4.50%, 02/15/31 ............ 100 91,669
Jane Street Group, 4.50%
,
11/15/29
(a)
100 94,427

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Jefferies GmbH, (ESTR3MA at 0.00%
Floor + 0.80%), 3.90%
,
07/22/26
(b)(c)
EUR 100 $ 108,049
JetBlue Airways Corp., 9.88%
,
09/20/31
(a)
................ USD 100 98,709
Kronos International, Inc., 9.50%
,
03/15/29
(c)
................ EUR 100 116,761
LABL, Inc., 5.88%
,
11/01/28
(a)
..... USD 100 78,696
Lamar Media Corp., 4.88%
,
01/15/29 100 97,235
LCM Investments Holdings II LLC,
4.88%
,
05/01/29
(a)
........... 100 93,840
Level 3 Financing, Inc., 10.50%
,
05/15/30
(a)
................ 100 107,149
Live Nation Entertainment, Inc., 6.50%
,
05/15/27
(a)
................ 100 100,998
Lowe's Cos., Inc.
3.00%, 10/15/50 ............ 33 20,634
3.50%, 04/01/51 ............ 16 11,019
Macy's Retail Holdings LLC, 5.88%
,
03/15/30
(a)
................ 100 95,195
Mastercard, Inc., 2.95%
,
03/15/51 .. 138 91,298
Match Group Holdings II LLC, 5.00%
,
12/15/27
(a)
................ 100 98,023
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 100 98,000
McAfee Corp., 7.38%
,
02/15/30
(a)
... 100 88,508
McGraw-Hill Education, Inc., 5.75%
,
08/01/28
(a)
................ 100 97,643
Medline Borrower LP
(a)
3.88%, 04/01/29 ............ 100 93,473
5.25%, 10/01/29 ............ 100 95,958
Meta Platforms, Inc., 5.40%
,
08/15/54 22 21,556
MGM Resorts International, 6.13%
,
09/15/29 ................. 100 99,009
Microsoft Corp., 2.50%
,
09/15/50 ... 32 19,879
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.65%), 3.11%,
03/19/27 ............... EUR 200 216,842
(3-mo. EURIBOR + 1.30%), 4.66%,
03/02/29 ............... 283 319,778
(1-day SOFR + 1.71%), 5.52%,
11/19/55 ............... USD 43 42,007
Nationstar Mortgage Holdings, Inc.,
6.50%
,
08/01/29
(a)
........... 100 101,380
Nestle Finance International Ltd.
(c)
0.25%, 06/14/29 ............ EUR 94 92,104
3.50%, 01/17/30 ............ 33 36,801
Newell Brands, Inc., 5.70%
,
04/01/26
(d)
USD 62 61,924
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
100 98,513
NGL Energy Operating LLC, 8.13%
,
02/15/29
(a)
................ 100 100,699
Novelis Corp., 3.88%
,
08/15/31
(a)
... 100 86,941
NRG Energy, Inc., 5.25%
,
06/15/29
(a)
100 97,453
NuStar Logistics LP, 6.00%
,
06/01/26 100 100,438
Ohio Power Co., Series R, 2.90%
,
10/01/51 ................. 33 20,466
OI European Group BV, 6.25%
,
05/15/28
(c)
................ EUR 100 110,968
Olin Corp., 5.00%
,
02/01/30 ....... USD 100 94,170
Olympus Water US Holding Corp.,
9.63%
,
11/15/28
(c)
........... EUR 100 112,591
ONEOK, Inc., 6.63%
,
09/01/53 ..... USD 23 24,068
Oracle Corp.
5.55%, 02/06/53 ............ 24 22,432
Security
Par (000)
Par (000) Value
United States (continued)
3.85%, 04/01/60 ............ USD 160 $ 109,942
Organon & Co.
2.88%, 04/30/28
(c)
........... EUR 100 102,851
5.13%, 04/30/31
(a)
........... USD 200 174,381
Outfront Media Capital LLC, 4.25%
,
01/15/29
(a)
................ 100 92,737
Panther Escrow Issuer LLC, 7.13%
,
06/01/31
(a)
................ 100 101,893
Paramount Global, (3-mo. CME Term
SOFR + 3.90%), 6.25%
,
02/28/57
(b)
100 95,586
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 100 93,332
PennyMac Financial Services, Inc.,
7.88%
,
12/15/29
(a)
........... 100 104,030
Performance Food Group, Inc., 4.25%
,
08/01/29
(a)
................ 100 93,514
Pilgrim's Pride Corp.
3.50%, 03/01/32 ............ 100 87,932
6.88%, 05/15/34 ............ 50 53,859
Post Holdings, Inc., 4.63%
,
04/15/30
(a)
100 93,386
Prime Security Services Borrower LLC,
5.75%
,
04/15/26
(a)
........... 64 63,906
Prologis LP, 2.13%
,
10/15/50 ...... 36 19,207
Quikrete Holdings, Inc., 6.75%
,
03/01/33
(a)
................ 100 99,545
Rocket Mortgage LLC, 3.63%
,
03/01/29
(a)
................ 100 92,224
SCIL IV LLC, 9.50%
,
07/15/28
(c)
.... EUR 100 113,396
Seagate HDD Cayman, 9.63%
,
12/01/32 ................. USD 100 112,471
Sealed Air Corp., 6.13%
,
02/01/28
(a)
. 100 100,144
Service Properties Trust
4.75%, 10/01/26 ............ 100 97,997
3.95%, 01/15/28 ............ 100 90,648
Sirius XM Radio LLC
(a)
3.13%, 09/01/26 ............ 100 96,881
4.00%, 07/15/28 ............ 100 93,301
Six Flags Entertainment Corp., 5.38%
,
04/15/27 ................. 100 98,733
Solventum Corp., 5.90%
,
04/30/54 .. 24 23,738
Standard Industries, Inc., 4.75%
,
01/15/28
(a)
................ 100 96,788
Star Parent, Inc., 9.00%
,
10/01/30
(a)
. 100 98,566
Starwood Property Trust, Inc., 7.25%
,
04/01/29
(a)
................ 100 102,515
Sunoco LP, 4.50%
,
04/30/30 ...... 100 93,518
Tallgrass Energy Partners LP, 7.38%
,
02/15/29
(a)
................ 100 100,498
Tenet Healthcare Corp., 6.75%
,
05/15/31 ................. 100 101,429
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 100 95,374
T-Mobile USA, Inc., 3.60%
,
11/15/60 . 98 65,610
TransDigm, Inc.
4.63%, 01/15/29 ............ 100 94,947
6.00%, 01/15/33
(a)
........... 100 98,414
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 100 97,747
Travel + Leisure Co., 6.63%
,
07/31/26
(a)
100 100,735
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 100 100,312
USA Compression Partners LP, 7.13%
,
03/15/29
(a)
................ 100 101,707
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... 100 86,065

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global LNG, Inc., 8.38%
,
06/01/31
(a)
................ USD 131 $ 132,871
VICI Properties LP
5.63%, 05/15/52 ............ 122 111,267
6.13%, 04/01/54 ............ 65 63,358
Viking Cruises Ltd., 9.13%
,
07/15/31
(a)
100 106,813
Vistra Operations Co. LLC, 5.63%
,
02/15/27
(a)
................ 100 99,628
Wells Fargo & Co., (3-mo. CME Term
SOFR + 4.50%), 5.01%
,
04/04/51
(b)
123 110,712
WR Grace Holdings LLC, 5.63%
,
08/15/29
(a)
................ 100 86,061
Xerox Holdings Corp., 5.50%
,
08/15/28
(a)
................ 100 70,215
16,088,904
Total Corporate Bonds — 45.4%
(Cost: $33,654,394) .............................. 33,784,120
Foreign Agency Obligations
Denmark — 0.1%
Orsted A/S, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50%
,
02/18/3021
(b)(c)
... GBP 100 93,647
France — 0.3%
Electricite de France SA, (5-Year EUR
Swap Annual + 3.97%), 3.38%
(b)(c)(h)
EUR 200 199,083
Italy — 0.1%
Poste Italiane SpA, (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(b)(c)
(h)
...................... 100 100,982
Total Foreign Agency Obligations — 0.5%
(Cost: $380,284) ................................ 393,712
Foreign Government Obligations
Brazil — 0.7%
Federative Republic of Brazil, 10.00%
,
01/01/27 ................. BRL 3 538,305
Colombia — 0.3%
Republic of Colombia
5.75%, 11/03/27 ............ COP 282,000 61,068
6.00%, 04/28/28 ............ 577,200 122,450
7.75%, 09/18/30 ............ 235,600 48,256
231,774
Czech Republic — 0.1%
Czech Republic
5.00%, 09/30/30 ............ CZK 1,190 54,419
4.50%, 11/11/32 ............ 640 28,436
82,855
Hungary — 0.0%
Hungary Government Bond, 7.00%
,
10/24/35 ................. HUF 6,920 18,216
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 656,000 39,867
6.75%, 07/15/35 ............ 528,000 31,241
8.25%, 05/15/36 ............ 295,000 19,150
Security
Par (000)
Par (000) Value
Indonesia (continued)
7.13%, 06/15/38 ............ IDR 751,000 $ 45,207
135,465
Ireland — 0.2%
Republic of Ireland, 2.60%
,
10/18/34
(c)
EUR 160 167,370
Mexico — 0.3%
United Mexican States
7.00%, 09/03/26 ............ MXN 15 72,532
8.50%, 03/01/29 ............ 9 43,495
8.50%, 05/31/29 ............ 3 14,229
7.50%, 05/26/33 ............ 19 82,118
7.75%, 11/13/42 ............ 3 10,963
223,337
Poland — 0.3%
Republic of Poland
5.75%, 04/25/29 ............ PLN 331 86,707
4.75%, 07/25/29 ............ 186 47,067
5.00%, 10/25/34 ............ 107 26,178
2.00%, 08/25/36 ............ 35 7,961
167,913
Republic of Turkiye — 0.0%
Republic of Turkiye (The), 30.00%
,
09/12/29 ................. TRY 540 12,610
South Africa — 0.4%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 3,663 191,296
7.00%, 02/28/31 ............ 1,651 79,888
9.00%, 01/31/40 ............ 685 30,837
302,021
Spain — 0.7%
Bonos y Obligaciones del Estado
(a)(c)
3.45%, 10/31/34 ............ EUR 158 172,622
3.15%, 04/30/35 ............ 320 340,016
512,638
Uruguay — 0.0%
Oriental Republic of Uruguay, 9.75%
,
07/20/33 ................. UYU 201 4,814
Total Foreign Government Obligations — 3.2%
(Cost: $2,542,668) .............................. 2,397,318
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.8%
United States — 8.8%
(a)
A&D Mortgage Trust
Series 2024-NQM4, Class A1,
5.46%, 08/25/69 .......... USD 95 94,683
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... 95 95,199
Angel Oak Mortgage Trust
Series 2020-2, Class A2, 3.86%,
01/26/65
(b)
.............. 87 83,867
Series 2023-6, Class A2, 6.50%,
12/25/67
(d)
.............. 72 72,853
Series 2024-3, Class A1, 4.80%,
11/26/68
(d)
.............. 85 84,288
Series 2024-12, Class A1, 5.65%,
10/25/69
(d)
.............. 95 95,425
Series 2025-1, Class A1, 5.69%,
01/25/70
(d)
.............. 139 139,279

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-2, Class A1, 5.64%,
02/25/70
(d)
.............. USD 50 $ 50,035
Arroyo Mortgage Trust, Series 2019-1,
Class A1, 3.80%, 01/25/49
(b)
.... 14 13,431
Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A1, 5.90%,
01/25/64
(d)
................ 73 73,180
BINOM Securitization Trust, Series
2021-INV1, Class A1, 2.03%,
06/25/56
(b)
................ 54 48,285
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A1,
5.11%, 07/25/62
(b)
......... 71 70,807
Series 2023-NQM1, Class A1,
5.76%, 01/25/63
(d)
......... 73 72,746
Series 2024-NQM3, Class A1,
6.19%, 03/25/64
(d)
......... 115 116,303
Series 2024-NQM7, Class A1,
5.55%, 10/27/64
(d)
......... 141 141,676
Series 2025-NQM2, Class A1,
5.68%, 11/25/64
(d)
......... 148 148,588
Chase Home Lending Mortgage Trust,
Series 2024-3, Class A4, 6.00%,
02/25/55
(b)
................ 80 80,436
CIM Trust
(b)
Series 2021-R6, Class A1, 1.42%,
07/25/61 ............... 47 40,950
Series 2025-I1, Class M1, 6.44%,
10/25/69 ............... 100 101,269
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.96%,
09/27/66
(b)
.............. 120 98,518
Series 2023-1, Class A1, 6.05%,
04/25/68
(d)
.............. 73 73,265
Series 2023-2, Class A1, 6.60%,
07/25/68
(d)
.............. 66 66,417
Series 2023-3, Class A2, 7.43%,
09/25/68
(d)
.............. 74 75,051
Series 2024-6, Class A1, 5.39%,
11/25/69
(d)
.............. 95 94,523
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%,
04/25/69
(d)
.............. 89 89,192
Series 2024-H5, Class A1, 5.85%,
08/26/69
(d)
.............. 180 181,267
Series 2024-H7, Class A1, 5.59%,
11/25/69
(b)
.............. 95 95,218
Series 2025-H1, Class A1, 5.74%,
02/25/70
(b)
.............. 137 137,541
Series 2025-H1, Class M1, 6.48%,
02/25/70
(b)
.............. 140 140,380
Deephaven Residential Mortgage Trust,
Series 2024-1, Class A1, 5.74%,
07/25/69
(d)
................ 90 90,052
Ellington Financial Mortgage Trust
Series 2022-2, Class A1, 4.30%,
04/25/67
(b)
.............. 77 76,372
Series 2022-3, Class A1, 5.00%,
08/25/67
(d)
.............. 78 77,759
Series 2024-NQM1, Class A1A,
5.71%, 11/25/69
(d)
......... 94 94,338
GCAT Trust
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(d)
......... 78 77,533
Series 2024-INV4, Class A2, 5.50%,
12/25/54
(b)
.............. 97 96,266
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage-Backed Securities Trust,
Series 2024-RPL2, Class A1, 3.75%,
07/25/61
(b)
................ USD 90 $ 86,439
Homes Trust, Series 2023-NQM1,
Class A1, 6.18%, 01/25/68
(d)
.... 76 75,556
J.P. Morgan Mortgage Trust, Series
2017-2, Class A7, 3.50%, 05/25/47
(b)
94 84,777
MFA Trust
Series 2022-NQM1, Class M1,
4.26%, 12/25/66
(b)
......... 100 86,703
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(d)
.............. 97 96,833
Morgan Stanley Residential Mortgage
Loan Trust
(b)
Series 2025-NQM1, Class A1,
5.74%, 11/25/69 .......... 176 176,418
Series 2025-NQM1, Class M1,
6.50%, 11/25/69 .......... 180 181,468
New Residential Mortgage Loan Trust
Series 2015-1A, Class A3, 3.75%,
05/28/52
(b)
.............. 7 7,058
Series 2019-NQM4, Class A1,
2.49%, 09/25/59
(b)
......... 11 10,713
Series 2019-NQM4, Class A3,
2.80%, 09/25/59
(b)
......... 130 123,261
Series 2022-NQM5, Class A1,
6.30%, 11/25/52
(d)
......... 70 69,826
Series 2024-NQM1, Class A1,
6.13%, 03/25/64
(d)
......... 77 77,376
Series 2025-NQM1, Class A1,
0.00%, 01/25/65
(d)
......... 96 97,358
Series 2025-NQM1, Class M1,
6.47%, 01/25/65
(b)
......... 100 101,252
OBX Trust
Series 2019-EXP1, Class B1A,
5.91%, 01/25/59
(b)
......... 81 81,592
Series 2022-NQM9, Class A3,
6.45%, 09/25/62
(d)
......... 75 75,182
Series 2023-NQM3, Class A1,
5.95%, 02/25/63
(d)
......... 91 90,931
Series 2024-NQM11, Class A1,
5.87%, 06/25/64
(d)
......... 86 86,779
Series 2024-NQM15, Class A1,
5.32%, 10/25/64
(d)
......... 94 94,274
Series 2024-NQM4, Class A1,
6.07%, 01/25/64
(d)
......... 78 78,193
PMT Loan Trust, Series 2024-INV1,
Class A3, 5.50%, 10/25/59
(b)
.... 97 96,398
PRET Trust, Series 2025-RPL1, Class
A1, 4.00%, 07/25/69
(d)
........ 99 94,836
PRKCM Trust, Series 2023-AFC1,
Class A1, 6.60%, 02/25/58
(d)
.... 121 121,618
PRPM Trust
Series 2024-NQM1, Class A1,
6.27%, 12/25/68
(d)
......... 83 83,717
Series 2025-NQM1, Class A1,
5.80%, 11/25/69
(d)
......... 97 97,509
Series 2025-NQM1, Class M1A,
6.64%, 11/25/69
(b)
......... 100 101,469
Radian Mortgage Capital Trust LLC,
Series 2024-J1, Class A8, 6.00%,
11/25/54
(b)
................ 75 74,770
RCKT Mortgage Trust, Series 2024-
CES8, Class A1A, 5.49%, 11/25/44
(d)
95 94,628
SAIF Securitization Trust, Series 2024-
CES1, Class A1, 5.96%, 07/25/54
(d)
169 168,886

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sequoia Mortgage Trust, Series 2024-
HYB1, Class A1A, 4.55%, 11/25/63
(b)
USD 90 $ 88,650
Towd Point Mortgage Trust, Series
2024-CES6, Class A1, 5.73%,
11/25/64
(d)
................ 94 94,759
Verus Securitization Trust
Series 2022-3, Class A1, 4.13%,
02/25/67
(d)
.............. 71 67,557
Series 2023-3, Class A1, 5.93%,
03/25/68
(d)
.............. 65 64,828
Series 2023-4, Class A1, 5.81%,
05/25/68
(d)
.............. 80 79,711
Series 2024-8, Class A1, 5.36%,
10/25/69
(b)
.............. 94 93,505
Series 2024-INV1, Class A1, 6.12%,
03/25/69
(d)
.............. 89 89,776
Series 2024-R1, Class A1, 5.22%,
09/25/69
(b)
.............. 94 93,788
6,575,386
Commercial Mortgage-Backed Securities — 9.3%
United States — 9.3%
2023-MIC Trust, Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a)(b)
.... 180 195,766
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.76%, 10/15/34
(a)(b)
100 99,750
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.05%,
11/10/29 ............... 50 49,951
Series 2024-ATRM, Class E, 8.60%,
11/10/29 ............... 30 31,133
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%,
12/10/41 ............... 90 91,272
Series 2024-MAR, Class C, 7.01%,
12/10/41 ............... 100 103,319
BAMLL Trust, Series 2024-BHP, Class
A, (1-mo. CME Term SOFR at 2.35%
Floor + 2.35%), 6.67%, 08/15/39
(a)(b)
90 90,117
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.81%, 11/15/41
(a)(b)
.... 60 59,925
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.71%, 06/15/41
(a)(b)
140 138,249
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, (1-mo.
CME Term SOFR at 1.92% Floor +
1.92%), 6.24%, 08/15/41
(a)(b)
.... 100 100,435
BX Commercial Mortgage Trust
(a)(b)
Series 2021-VINO, Class A, (1-mo.
CME Term SOFR at 0.77% Floor
+ 0.77%), 5.09%, 05/15/38 ... 22 21,683
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.08%, 12/09/40 ... 90 89,501
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.01%, 08/15/39 ... 370 370,000
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.20%, 10/15/41 ... 135 135,168
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-BRBK, Class D, (1-mo.
CME Term SOFR at 5.97% Floor
+ 5.97%), 10.29%, 10/15/41 .. USD 140 $ 140,175
Series 2024-GPA3, Class C, (1-mo.
CME Term SOFR at 1.89% Floor
+ 1.89%), 6.21%, 12/15/39 ... 94 93,537
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 02/15/39 ... 111 110,612
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 06/15/37 ... 87 86,214
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.71%, 03/15/41 ... 108 108,251
BX Trust
(a)(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.23%, 02/15/36 ... 79 78,739
Series 2021-MFM1, Class A, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 5.13%, 01/15/34 ... 48 47,446
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.81%, 04/15/37 ... 124 124,292
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.17%, 01/15/39 ... 125 124,297
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.01%, 05/15/38 ... 100 100,063
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 04/15/41 ... 127 127,035
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 6.21%, 07/15/41
(a)(b)
.... 100 100,000
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 6.94%, 09/15/38
(a)(b)
100 100,187
Citigroup Commercial Mortgage Trust
(a)
Series 2020-420K, Class A, 2.46%,
11/10/42 ............... 100 86,445
Series 2023-SMRT, Class A, 5.82%,
10/12/40
(b)
.............. 100 102,113
Commercial Mortgage Trust, Series
2024-CBM, Class A2, 5.87%,
12/10/41
(a)(b)
............... 200 204,094
CONE Trust, Series 2024-DFW1, Class
A, (1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.96%, 08/15/41
(a)(b)
185 183,612
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.76%,
11/10/41
(a)(b)
............... 70 68,687
DC Trust, Series 2024-HLTN, Class D,
7.71%, 04/13/40
(a)(b)
.......... 100 102,585
DK Trust, Series 2024-SPBX, Class D,
(1-mo. CME Term SOFR at 1.50%
Floor + 2.75%), 7.07%, 03/15/34
(a)(b)
100 99,750
Fontainebleau Miami Beach Mortgage
Trust, Series 2024-FBLU, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.77%, 12/15/39
(a)(b)
140 139,913

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Great Wolf Trust, Series 2024-WOLF,
Class A, (1-mo. CME Term SOFR
at 1.54% Floor + 1.54%), 5.86%,
03/15/39
(a)(b)
............... USD 100 $ 100,063
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-IP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor +
1.06%), 5.38%, 10/15/36 .... 100 99,254
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 6.51%, 08/15/39 ... 100 100,000
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.41%, 03/15/28 ... 100 100,000
Series 2024-RVR, Class D, 6.03%,
08/10/41 ............... 40 40,022
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.16%, 10/15/41
(a)(b)
100 100,438
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.86%, 05/15/37
(a)(b)
.... 140 139,912
Hudson Yards Mortgage Trust
(a)
Series 2019-30HY, Class A, 3.23%,
07/10/39 ............... 100 92,465
Series 2019-55HY, Class A, 2.94%,
12/10/41
(b)
.............. 100 90,766
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.06%,
11/15/41
(a)(b)
............... 80 79,800
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor +
1.16%), 5.48%, 04/15/38
(a)(b)
.... 123 122,606
JW Trust, Series 2024-BERY, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.91%, 11/15/39
(a)(b)
140 139,869
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.91%, 06/15/39
(a)(b)
70 69,825
LoanCore LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.70%,
08/17/42
(a)(b)
............... 105 104,726
MCR Mortgage Trust
(a)
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.08%, 02/15/37
(b)
.. 81 80,594
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 100 101,133
MHP, Series 2021-STOR, Class A,
(1-mo. CME Term SOFR at 0.70%
Floor + 0.81%), 5.13%, 07/15/38
(a)(b)
125 124,219
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(a)
........... 100 104,465
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 6.31%, 08/15/29
(a)(b)
100 100,356
SCG Mortgage Trust, Series 2024-MSP,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.06%,
04/15/41
(a)(b)
............... 100 100,062
Security
Par (000)
Par (000) Value
United States (continued)
SELF Commercial Mortgage Trust,
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.86%, 11/15/34
(a)(b)
.... USD 50 $ 50,046
SHER Trust, Series 2024-DAL, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.96%, 04/15/37
(a)(b)
150 149,672
SHR Trust, Series 2024-LXRY, Class A,
(1-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 6.27%, 10/15/41
(a)(b)
100 100,000
SREIT Trust, Series 2021-MFP2, Class
A, (1-mo. CME Term SOFR at 0.82%
Floor + 0.94%), 5.26%, 11/15/36
(a)(b)
125 124,219
STWD Trust, Series 2021-FLWR, Class
A, (1-mo. CME Term SOFR at 0.58%
Floor + 0.69%), 5.01%, 07/15/36
(a)(b)
95 94,615
TTAN MHC, Series 2021-MHC, Class
A, (1-mo. CME Term SOFR at 0.85%
Floor + 0.96%), 5.28%, 03/15/38
(a)(b)
96 95,830
UBS Commercial Mortgage Trust,
Series 2019-C17, Class C, 3.76%,
10/15/52
(b)
................ 160 137,259
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39
(a)
........... 60 60,404
Velocity Commercial Capital Loan Trust,
Series 2022-3, Class A, 5.22%,
06/25/52
(a)(b)
............... 72 69,487
Wells Fargo Commercial Mortgage
Trust, Series 2015-C30, Class B,
4.40%, 09/15/58
(b)
........... 100 99,138
6,875,561
Total Non-Agency Mortgage-Backed Securities — 18.1%
(Cost: $13,423,009) .............................. 13,450,947
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority,
5.25%, 02/01/55 ............ 60 59,535
Collateralized Mortgage Obligations — 4.7%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 413, Class F26, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.54% ,  05/25/54 ........ 116 116,368
Series 5330, Class FA, (SOFR 30
day Average at 1.05% Floor
and 7.00% Cap + 1.05%),
5.39% ,  08/25/53 ........ 129 129,649
Series 5386, Class FD, (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.59% ,  03/25/54 .. 25 25,182
Series 5425, Class FK, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.54% ,  06/25/54 ........ 91 91,329
Series 5444, Class FC, (SOFR
30 day Average at 1.12%
Floor and 7.00% Cap +
1.12%), 5.46% ,  08/25/54 .. 240 240,052

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5448, Class CF, (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
5.34% ,  09/25/54 ........ USD 144 $ 143,944
Series 5458, Class DF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.44% ,  10/25/54 ........ 242 241,254
Series 5458, Class FB, (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
5.49% ,  10/25/54 ........ 133 132,509
Series 5470, Class AF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.44% ,  11/25/54 ........ 210 209,714
Series 5478, Class FH, (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.79% ,  04/25/54 .. 89 89,521
Series 5480, Class FA, (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.79% ,  03/25/54 ........ 86 86,679
Series 5505, Class FB, (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.84% ,  02/25/55 ........ 57 57,174
Series 5505, Class JF, (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.79% ,  02/25/55 ........ 137 137,317
Series 5511, Class QF, (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.69% ,  03/25/55 ........ 217 217,861
Series 5515, Class FM, (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% ,  03/25/55 .. 33 32,810
Federal National Mortgage Association
Variable Rate Notes
(SOFR 30 day Average + 1.30%),
5.64% ,  06/25/54 ........ 219 221,532
(SOFR 30 day Average + 1.25%),
5.60% ,  05/25/55 ........ 149 150,307
Series 2024-38, Class FE,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.39% ,  06/25/54 .. 154 154,475
Series 2024-75, Class FC,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 5.29% ,  10/25/54 .. 154 153,246
Series 2024-91, Class FA,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.54% ,  12/25/54 .. 110 110,621
Series 2024-94, Class FB,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.76% ,  12/25/54 .. 25 25,475
Series 2025-12, Class GF,
(SOFR 30 day Average at
1.35% Floor and 6.50% Cap +
1.35%), 5.69% ,  03/25/55 .. 70 69,945
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-13, Class FB,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.64% ,  03/25/55 .. USD 238 $ 238,014
Series 2025-2, Class FG, (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.79% ,  02/25/55 .. 155 155,761
Series 2025-21, Class FB,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.64% ,  07/25/53 .. 58 57,896
Series 2025-9, Class FG, (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% ,  03/25/55 .. 72 72,475
Government National Mortgage
Association Variable Rate Notes
Series 2024-125, Class HF,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 5.34% ,  08/20/54 .. 85 85,115
Series 2024-51, Class TF, (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 5.34% ,  03/20/54 .. 27 27,169
Series 2024-96, Class FL,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.49% ,  06/20/54 .. 41 40,876
3,514,270
Mortgage-Backed Securities — 9.8%
Uniform Mortgage-Backed Securities
(i)
3.50% ,  04/25/55 .......... 4,856 4,378,967
4.50% ,  04/25/55 - 05/25/55 ... 1,636 1,564,300
6.00% ,  04/25/55 .......... 1,285 1,305,100
7,248,367
Total U.S. Government Sponsored Agency Securities
—
14.6%
(Cost: $10,812,442) .............................. 10,822,172
Total Long-Term Investments — 98.1%
(Cost: $72,899,095) .............................. 72,983,956
Short-Term Securities
Foreign Government Obligations — 0.0%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 15.00%
,
01/01/26
(j)
....... BRL —
(k)
24,112
Total Foreign Government Obligations — 0.0%
(Cost: $22,446) ................................ 24,112

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 10.5%
Dreyfus Treasury Prime Cash
Management Institutional Shares,
4.17%
(l)
.................. 7,839,862 $ 7,839,862
Total Money Market Funds — 10.5%
(Cost: $7,839,862) .............................. 7,839,862
Total Short-Term Securities — 10.5%
(Cost: $7,862,308) .............................. 7,863,974
Total Investments Before Options Written and TBA Sale
Commitments — 108.6%
(Cost: $80,761,403) .............................. 80,847,930
Total Options Written — (0.0)%
(Premiums Received — $(3,173)) .................... (1,353)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
4.50%, 04/25/55
(i)
........... USD (518) (495,450)
Total TBA Sale Commitments — (0.6)%
(Proceeds: $(492,059)) ........................... (495,450)
Total Investments Net of Options Written and TBA Sale
Commitments — 108.0%
(Cost: $80,266,171) .............................. 80,351,127
Liabilities in Excess of Other Assets — (8.0)% ............ (5,947,926)
Net Assets — 100.0% .............................. $ 74,403,201
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Zero-coupon bond.
(f)
Convertible security.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Perpetual security with no stated maturity date.
(i)
Represents or includes a TBA transaction.
(j)
Rates are discount rates or a range of discount rates as of period end.
(k)
Rounds to less than 1,000.
(l)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 1 06/06/25 $ 139 $ 832
U.S. Treasury 10-Year Note ................................................... 17 06/18/25 1,894 11,861
U.S. Treasury Long Bond ..................................................... 2 06/18/25 235 3,623
U.S. Treasury Ultra Bond ..................................................... 6 06/18/25 737 5,740
U.S. Treasury 5-Year Note .................................................... 110 06/30/25 11,910 99,115
121,171
Short Contracts
Euro-Bobl ............................................................... 3 06/06/25 382 1,786
Euro-Schatz ............................................................. 1 06/06/25 116 (189)
U.S. Treasury 10-Year Ultra Note ............................................... 7 06/18/25 801 (11,496)
U.S. Treasury 2-Year Note .................................................... 32 06/30/25 6,632 (4,526)
3-mo. SOFR ............................................................. 7 03/17/26 1,687 (5,442)
(19,867)
$ 101,304
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 149,183 USD 26,000 Bank of America NA 04/02/25 $ 143
BRL 931,493 USD 161,333 Barclays Bank plc 04/02/25 1,902
USD 27,000 BRL 153,108 Standard Chartered Bank 04/02/25 169
TRY 543,501 USD 14,000 HSBC Bank plc 04/11/25 137
INR 4,280,993 USD 49,000 HSBC Bank plc 04/16/25 1,030
INR 4,270,311 USD 49,000 JPMorgan Chase Bank NA 04/16/25 905
AUD 43,000 USD 26,805 Bank of America NA 04/24/25 68
BRL 1,003,630 USD 174,329 Bank of America NA 04/24/25 831
CZK 3,444,225 USD 149,124 Barclays Bank plc 04/24/25 155
EUR 25,000 USD 26,913 Barclays Bank plc 04/24/25 151
EUR 16,300 USD 17,613 Standard Chartered Bank 04/24/25 33
INR 3,820,082 USD 44,245 HSBC Bank plc 04/24/25 367
JPY 13,791,033 USD 91,900 JPMorgan Chase Bank NA 04/24/25 273
RON 45,797 USD 9,926 Barclays Bank plc 04/24/25 16
THB 3,630,558 USD 106,883 Barclays Bank plc 04/24/25 296
USD 1,223 AUD 1,950 JPMorgan Chase Bank NA 04/24/25 4
USD 17,296 CLP 16,161,901 Bank of America NA 04/24/25 276
USD 9,704 CLP 9,059,654 Barclays Bank plc 04/24/25 164
USD 47,481 COP 199,013,065 Barclays Bank plc 04/24/25 33
USD 27,000 MXN 550,432 JPMorgan Chase Bank NA 04/24/25 184
USD 3,600 PHP 206,262 HSBC Bank plc 04/24/25 1
USD 4,598 PLN 17,779 Barclays Bank plc 04/24/25 11
USD 27,000 SGD 36,119 Barclays Bank plc 04/24/25 83
TRY 557,060 USD 14,000 Barclays Bank plc 04/30/25 123
USD 13,130 TRY 509,271 Barclays Bank plc 05/07/25 331
USD 13,175 TRY 511,488 HSBC Bank plc 05/07/25 320
THB 4,875,712 USD 143,888 Barclays Bank plc 05/20/25 326
USD 238,830 COP 988,501,898 HSBC Bank plc 05/20/25 4,017
USD 88,793 CZK 2,045,147 Standard Chartered Bank 05/20/25 101
USD 19,259 HUF 7,104,563 HSBC Bank plc 05/20/25 235
USD 75,228 IDR 1,235,149,534 JPMorgan Chase Bank NA 05/20/25 1,257
USD 180,899 MXN 3,665,304 Barclays Bank plc 05/20/25 2,967
USD 43,993 MXN 889,580 JPMorgan Chase Bank NA 05/20/25 808
USD 181,545 PLN 701,137 Barclays Bank plc 05/20/25 839
USD 144,998 THB 4,875,712 Standard Chartered Bank 05/20/25 783
USD 20,468 ZAR 375,408 HSBC Bank plc 05/20/25 72

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EGP 636,042 USD 12,000 Barclays Bank plc 05/27/25 $ 232
TRY 288,120 USD 7,000 Barclays Bank plc 05/27/25 67
TRY 241,518 USD 5,873 Barclays Bank plc 06/02/25 8
USD 252,389 CHF 219,000 HSBC Bank plc 06/18/25 2,554
USD 8,795 EUR 8,000 Barclays Bank plc 06/18/25 107
USD 510,023 EUR 469,000 HSBC Bank plc 06/18/25 672
USD 15,882,656 EUR 14,488,000 JPMorgan Chase Bank NA 06/18/25 148,161
USD 3,333,143 GBP 2,565,000 Barclays Bank plc 06/18/25 20,045
USD 66,602 JPY 9,789,000 JPMorgan Chase Bank NA 06/18/25 767
USD 66,848 MXN 1,351,000 JPMorgan Chase Bank NA 06/18/25 1,511
USD 150,000 MXN 3,082,305 Standard Chartered Bank 06/18/25 934
EGP 1,656,891 USD 29,962 HSBC Bank plc 06/23/25 1,544
NGN 9,627,750 USD 5,835 JPMorgan Chase Bank NA 09/04/25 64
196,077
BRL 154,004 USD 27,000 Bank of America NA 04/02/25 (12)
USD 123,000 BRL 716,969 Bank of America NA 04/02/25 (2,642)
USD 26,000 BRL 150,039 Barclays Bank plc 04/02/25 (293)
USD 13,000 BRL 77,193 HSBC Bank plc 04/02/25 (527)
USD 23,615 BRL 146,285 JPMorgan Chase Bank NA 04/02/25 (2,020)
USD 9,800 INR 854,806 Barclays Bank plc 04/16/25 (190)
CAD 84,920 USD 59,400 JPMorgan Chase Bank NA 04/24/25 (325)
CHF 19,724 USD 22,400 JPMorgan Chase Bank NA 04/24/25 (47)
CLP 74,227,807 USD 79,571 JPMorgan Chase Bank NA 04/24/25 (1,404)
CNY 1,540,355 USD 212,435 Barclays Bank plc 04/24/25 (70)
COP 112,015,980 USD 27,000 Barclays Bank plc 04/24/25 (293)
COP 164,980,000 USD 40,000 JPMorgan Chase Bank NA 04/24/25 (666)
EUR 25,000 NOK 285,615 Bank of America NA 04/24/25 (84)
HUF 22,867,073 USD 61,785 Barclays Bank plc 04/24/25 (470)
IDR 2,194,668,108 USD 132,817 Standard Chartered Bank 04/24/25 (1,214)
MXN 286,823 USD 14,000 Bank of America NA 04/24/25 (26)
MXN 2,341,570 USD 115,936 HSBC Bank plc 04/24/25 (1,859)
MYR 861,287 USD 195,020 Barclays Bank plc 04/24/25 (541)
PEN 7,550 USD 2,074 Barclays Bank plc 04/24/25 (20)
PLN 75,077 EUR 17,960 Barclays Bank plc 04/24/25 (74)
SGD 25,299 USD 18,900 Barclays Bank plc 04/24/25 (47)
SGD 10,837 USD 8,100 HSBC Bank plc 04/24/25 (24)
USD 27,000 CLP 25,809,300 Bank of America NA 04/24/25 (179)
USD 27,000 COP 113,427,000 Barclays Bank plc 04/24/25 (43)
USD 27,026 EUR 25,000 Barclays Bank plc 04/24/25 (38)
USD 40,000 ZAR 736,025 Bank of America NA 04/24/25 (74)
ZAR 2,557,594 USD 140,150 Barclays Bank plc 04/24/25 (899)
USD 126,596 BRL 734,915 Barclays Bank plc 05/05/25 (1,407)
TRY 104,446 USD 2,729 Barclays Bank plc 05/07/25 (104)
USD 218,960 BRL 1,287,882 HSBC Bank plc 05/20/25 (4,554)
USD 4,890 UYU 210,343 JPMorgan Chase Bank NA 05/20/25 (100)
USD 289,205 ZAR 5,325,359 HSBC Bank plc 05/20/25 (119)
USD 1,200 EGP 63,300 Standard Chartered Bank 05/27/25 (17)
COP 40,231,218 USD 9,652 HSBC Bank plc 06/18/25 (132)
EUR 754,394 USD 822,934 Standard Chartered Bank 06/18/25 (3,635)
MXN 489,955 USD 23,872 JPMorgan Chase Bank NA 06/18/25 (177)
USD 316,359 BRL 1,882,722 Bank of America NA 06/18/25 (8,180)
USD 75,314 NOK 795,000 Barclays Bank plc 06/18/25 (250)
USD 14,000 TRY 614,460 Barclays Bank plc 07/31/25 (72)
NGN 18,619,666 USD 11,740 JPMorgan Chase Bank NA 09/04/25 (332)
USD 14,000 TRY 650,951 HSBC Bank plc 09/26/25 (64)
EGP 1,590,194 USD 28,326 JPMorgan Chase Bank NA 12/22/25 (334)
(33,558)
$ 162,519

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.25% Annual
JPMorgan Chase
Bank NA 06/09/25 4 .25 % USD 529 $ (1,353)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 650 $ 38,526 $ 43,665 $ (5,139)
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly 12/20/29 BB- EUR 521 42,210 47,242 (5,032)
$ 80,736 $ 90,907 $ (10,171)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 2,769 $ (1,058) $ — $ (1,058)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 5,223 614 — 614
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 904 (290) — (290)
8.45% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 190 (104) — (104)
4.53% Annual 1-day SOFR Annual N/A 04/01/26 USD 4,000 (1,463) — (1,463)
8.18% Quarterly 3-mo. JIBAR Quarterly N/A 04/02/26 ZAR 291 (134) — (134)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 1,473 (573) — (573)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 479 (146) — (146)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 436 (256) — (256)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 603 129 — 129
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 1,153 1,129 — 1,129
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 26,031 (127) — (127)
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 860 110 — 110
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 368 (409) — (409)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 221 (232) — (232)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 439 (21) — (21)
4.31% Annual 1-day SOFR Annual N/A 08/31/28 USD 5,250 (100,145) — (100,145)
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 498 971 — 971
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 570 (1,044) — (1,044)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 14,212 1,231 — 1,231
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 14,212 1,281 — 1,281
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 24 4 7 (3)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 47 45 114 (69)
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 661 (804) — (804)
1-day SOFR Annual 3.92% Annual N/A 02/26/30 USD 1,400 16,180 — 16,180
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 1,220 (249) — (249)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 85 $ 239 $ — $ 239
6-mo. WIBOR Semi-Annual 4.91% Annual N/A 03/19/30 PLN 104 301 — 301
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 142 467 — 467
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 10,468 (214) — (214)
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 2,046 (893) — (893)
6-mo. PRIBOR Semi-Annual 3.56% Annual 06/18/25
(a)
06/18/30 CZK 334 — — —
1-day SOFR Annual 3.86% Annual N/A 04/01/31 USD 400 (586) — (586)
1-day MIBOR Semi-Annual 6.44% Semi-Annual N/A 09/18/34 INR 12,500 4,647 — 4,647
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 343 (2,276) — (2,276)
$ (83,676) $ 121 $ (83,797)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.80% At Termination 1-day IBR At Termination HSBC Bank plc 05/10/25 COP 373,706 $ 290 $ — $ 290
1-day
BZDIOVER At Termination 10.95% At Termination JPMorgan Chase Bank NA 07/01/25 BRL 609 (1,272) — (1,272)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 63 (72) — (72)
1-day
BZDIOVER At Termination 12.15% At Termination Bank of America NA 07/01/25 BRL 514 (467) — (467)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 337 55 — 55
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 69,208 264 — 264
11.49% At Termination
1-day
BZDIOVER At Termination JPMorgan Chase Bank NA 01/04/27 BRL 417 4,140 — 4,140
11.59% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/04/27 BRL 234 2,195 — 2,195
15.41% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/04/27 BRL 191 (506) — (506)
1-day
BZDIOVER At Termination 10.81% At Termination Bank of America NA 01/04/27 BRL 13 (165) — (165)
1-day
BZDIOVER At Termination 12.21% At Termination Barclays Bank plc 01/04/27 BRL 132 (980) — (980)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA 01/04/27 BRL 443 (384) — (384)
1-day
BZDIOVER At Termination 12.44% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 785 (10,117) — (10,117)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 139 (394) — (394)
$ (7,413) $ — $ (7,413)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 567 $ (2,562) $ (4,807) $ 2,245
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 668 (1,709) (6,630) 4,921
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 239 (611) (2,372) 1,761
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 201 (514) (1,996) 1,482
$ (5,396) $ (15,805) $ 10,409
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .97
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .20
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 9 .05
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .25
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .56
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .34
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .61
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .66
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 91,028 $ — $ 27,299 $ (121,267) $ —
OTC Swaps ..................................................... — (15,805) 17,353 (14,357) —
Options Written ................................................... N/A N/A 1,820 — (1,353)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 122,957 $ — $ 122,957
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 196,077 — — 196,077
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 27,299 — 27,299
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 17,353 — 17,353
$ — $ — $ — $ 196,077 $ 167,609 $ — $ 363,686
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 21,653 $ — $ 21,653
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 33,558 — — 33,558
Options written
(b)
Options written at value ..................... — — — — 1,353 — 1,353
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 10,171 — — 111,096 — 121,267
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 30,162 — 30,162
$ — $ 10,171 $ — $ 33,558 $ 164,264 $ — $ 207,993
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (406,409) $ — $ (406,409)
Forward foreign currency exchange contracts .... — — — 658,778 — — 658,778
Options purchased
(a)
..................... — (4,565) — — (12,387) — (16,952)
Options written ........................ — 572 — — 21,050 — 21,622
Swaps .............................. — 22,064 — — (22,052) — 12
$ — $ 18,071 $ — $ 658,778 $ (419,798) $ — $ 257,051
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 171,807 $ — $ 171,807
Forward foreign currency exchange contracts .... — — — 205,073 — — 205,073
Options purchased
(b)
..................... — 3,975 — — — — 3,975
Options written ........................ — (453) — — (4,391) — (4,844)
Swaps .............................. — (30,324) — — 126,196 — 95,872
$ — $ (26,802) $ — $ 205,073 $ 293,612 $ — $ 471,883
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 17,475,080
Average notional value of contracts — short ................................................................................. 8,440,889
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 24,349,080
Average amounts sold — in USD ........................................................................................ 2,912,793
Options
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... —
(a)
Average notional value of swaption contracts purchased ......................................................................... —
(a)
Average notional value of swaption contracts written ........................................................................... 1,835,912
Credit default swaps
Average notional value — sell protection ................................................................................... 683,465
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 10,225,782
Average notional value — receives fixed rate ................................................................................ 3,098,957
Total return swaps
Average notional value ............................................................................................... 1,846,725
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 16,908 $ —
Forward f oreign currency exchange contracts ................................................................. 196,077 33,558
Options
(a)
......................................................................................... — 1,353
Swaps — centrally cleared .............................................................................. — 18,475
Swaps — OTC
(b)
..................................................................................... 17,353 30,162
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 230,338 $ 83,548
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(16,908) (18,475)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 213,430 $ 65,073
(a)
Includes forward settling swaptions.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 3,513 $ (3,513) $ — $ — $ —
Barclays Bank plc ................................ 28,175 (6,763) — — 21,412
HSBC Bank plc .................................. 11,239 (7,279) — — 3,960
JPMorgan Chase Bank NA .......................... 168,483 (33,952) — — 134,531
Standard Chartered Bank ........................... 2,020 (2,020) — — —
$ 213,430 $ (53,527) $ — $ — $ 159,903

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BATS: Series I Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 12,213 $ (3,513) $ — $ — $ 8,700
Barclays Bank plc ................................ 6,763 (6,763) — — —
HSBC Bank plc .................................. 7,279 (7,279) — — —
JPMorgan Chase Bank NA .......................... 33,952 (33,952) — — —
Standard Chartered Bank ........................... 4,866 (2,020) — — 2,846
$ 65,073 $ (53,527) $ — $ — $ 11,546
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 12,135,687 $ — $ 12,135,687
Corporate Bonds ........................................ — 33,784,120 — 33,784,120
Foreign Agency Obligations ................................. — 393,712 — 393,712
Foreign Government Obligations .............................. — 2,397,318 — 2,397,318
Non-Agency Mortgage-Backed Securities ........................ — 13,450,947 — 13,450,947
U.S. Government Sponsored Agency Securities .................... — 10,822,172 — 10,822,172
Short-Term Securities
Foreign Government Obligations .............................. — 24,112 — 24,112
Money Market Funds ...................................... 7,839,862 — — 7,839,862
Liabilities
Investments
TBA Sale Commitments .................................... — (495,450) — (495,450)
$ 7,839,862 $ 72,512,618 $ — $ 80,352,480
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 196,077 $ — $ 196,077
Interest rate contracts ....................................... 122,957 44,652 — 167,609
Liabilities
Credit contracts ........................................... — (10,171) — (10,171)
Foreign currency exchange contracts ............................ — (33,558) — (33,558)
Interest rate contracts ....................................... (21,653) (126,806) — (148,459)
$ 101,304 $ 70,194 $ — $ 171,498
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
(unaudited)

March 31, 2025

Statement of Assets and Liabilities
BATS: Series I
Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 80,847,930
Cash ............................................................................................................. 10,453
Cash pledged: –
Futures contracts .................................................................................................... 230,000
Centrally cleared swaps ................................................................................................ 216,000
Foreign currency, at value
(b)
............................................................................................... 511,900
Receivables: –
Swaps .......................................................................................................... 6,280
TBA sale commitments ................................................................................................ 492,059
Interest — unaffiliated ................................................................................................. 768,752
From the Manager ................................................................................................... 3,817
Due from broker ..................................................................................................... 25,949
Variation margin on futures contracts ....................................................................................... 16,908
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 196,077
OTC swaps ........................................................................................................ 17,353
Prepaid e xpenses ..................................................................................................... 371
Total a ssets .........................................................................................................
83,343,849
LIABILITIES
Options written, at value
(c)
................................................................................................ 1,353
TBA sale commitments, at value
(d)
.......................................................................................... 495,450
Payables: –
Investments purchased ................................................................................................ 7,937,532
Swaps   .......................................................................................................... 108
Deferred foreign capital gain tax .......................................................................................... 3
Income dividend distributions ............................................................................................ 368,715
Interest expense .................................................................................................... 287
Professional fees .................................................................................................... 55,005
Variation margin on centrally cleared swaps .................................................................................. 18,475
Swap premiums received ................................................................................................ 15,805
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 33,558
OTC swaps ........................................................................................................ 14,357
Total li abilities ........................................................................................................
8,940,648
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 74,403,201
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 75,054,118
Accumulated loss ..................................................................................................... (650,917)
NET ASSETS ........................................................................................................
$ 74,403,201
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 80,761,403
(b)
  Foreign currency, at cost ....................................................................................... $ 512,392
(c)
  Premiums received ........................................................................................... $ 3,173
(d)
  Proceeds received from TBA sale commitments ......................................................................... $ 492,059
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
March 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BATS: Series I
Portfolio
NET ASSET VALUE
Net assets .........................................................................................................
$ 74,403,201
Shares outstanding ...................................................................................................
7,497,955
Net asset value .....................................................................................................
$ 9.92
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)

Six Months Ended March 31, 2025

Statement of Operations
See notes to financial statements.
BATS: Series I
Portfolio
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 1,991,156
Foreign taxes withheld ................................................................................................ (732)
Total investment income .................................................................................................
1,990,424
EXPENSES
Professional ....................................................................................................... 19,189
Administration ..................................................................................................... 17,044
Trustees and Officer .................................................................................................. 1,017
Total expenses excluding interest expense .....................................................................................
37,250
Interest expense .................................................................................................... 71
Total expenses .......................................................................................................
37,321
Less: –
Administration fees waived ............................................................................................. (17,044)
Fees waived and/or reimbursed by the Manager ............................................................................... (20,206)
Total expenses after fees waived and/or reimbursed ..............................................................................
71
Net investment income ..................................................................................................
1,990,353
REALIZED AND UNREALIZED GAIN (LOSS) $ (901,391)
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... (519,775)
Forward foreign currency exchange contracts ............................................................................... 658,778
Foreign currency transactions ......................................................................................... (262,713)
Futures contracts .................................................................................................. (406,409)
Options written ................................................................................................... 21,622
Swaps ......................................................................................................... 12
A
(508,485)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... (860,185)
Forward foreign currency exchange contracts ............................................................................... 205,073
Foreign currency translations .......................................................................................... (629)
Futures contracts .................................................................................................. 171,807
Options written ................................................................................................... (4,844)
Swaps ......................................................................................................... 95,872
A
(392,906)
Net realized and unrealized loss ............................................................................................
(901,391)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 1,088,962
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (8)
(b)
  Net of reduction in deferred foreign capital gain tax of ........................................................................... $ 294

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BATS: Series I Portfolio
Six Months Ended
03/31/25 (unaudited)
Period from
03/06/24
(a)
to 09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,990,353  $ 1,782,615
Net realized gain (loss) .............................................................................. (508,485) 259,707
Net change in unrealized appreciation (depreciation) .......................................................... (392,906) 654,922
Net increase in net assets resulting from operations ............................................................. 1,088,962  2,697,244
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................................... (2,605,029) (1,832,094)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 19,997,895  55,056,223
NET ASSETS
Total increase in net assets ............................................................................. 18,481,828  55,921,373
Beginning of period .................................................................................. 55,921,373  —
End of period ......................................................................................
$ 74,403,201  $ 55,921,373
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.18% and 0.00%, respectively.
(i)
Rounds to less than 0.01%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BATS: Series I Portfolio
Six Months
Ended
03/31/25
(unaudited)
Period from
03/06/24
(a)
to 09/30/24
Net asset value, beginning of period .......................................................................
$ 10.16  $ 10.00
Net investment income
(b)
...............................................................................
0 .29  0 .35
Net realized and unrealized gain (loss) ......................................................................
(0.15) 0.17
Net increase from investment operations ...................................................................... 0.14  0.52
Distributions
(c)
– –
From net investment income ............................................................................
( 0 .33 ) ( 0 .36 )
From net realized gain .................................................................................
( 0 .05 ) —
Total distributions ..................................................................................... (0.38) (0.36)
Net asset value, end of period ............................................................................ $ 9.92  $ 10.16
Total Return
(d)
Based on net asset value ................................................................................ 1.45%
(e)
5.28%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................................
0.11%
(g)
0.12%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................................
0.00%
(g) (i)
0.00%
(g) (h)
Net investment income ..................................................................................
5.84%
(g)
6.09%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 74,403  $ 55,921
Portfolio turnover rate
(j)
.................................................................................. 157% 137%
Six Months
Ended
03/31/25
(unaudited)
Period from
03/06/24
to 09/30/24
Portfolio turnover rate (excluding MDRs) ..............................................................................
115% 85%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BATS: Series I Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as non-
diversified.
Shares of the Fund are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”) or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed
(the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager receives no advisory fee from the Fund under the Investment Advisory Agreement.
With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the
Manager.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate of 0.05%.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Although the Fund does not compensate the Manager directly for its services under the Investment Advisory Agreement, because the Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager's affiliates to manage their accounts. The Manager waived fees for the Fund which are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For
the six months ended March 31, 2025, the amount waived was $20,206.
The Manager contractually agreed to reimburse, or provide offsetting credits to, the Fund for the fees and expenses of the trustees who are not “affiliated persons” (as defined in the Investment Company Act) of BlackRock, counsel to the Independent Trustees and the independent registered public accounting firm that provides audit services in connection with the Fund (collectively referred to as the “Independent Expenses”) are paid directly by the Fund through June 30, 2035. On July 1 of each year, the reimbursement agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.
The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the six months ended March 31,
2025, the amount was $17,044.
The Manager contractually agreed to waive its administration fee through June 30, 2035. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund participated in a joint lending and borrowing facility for temporary purposes
(the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2025, purchases and sales related to mortgage dollar rolls were $28,470,805 and $28,474,341, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of March 31, 2025 , gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BATS: Series I Portfolio .................................................. $ 84,054,806 $ 80,933,366 $ 37,736,491 $ 25,373,704
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BATS: Series I Portfolio ............................................. $ 80,769,645 $ 972,188 $ (722,623) $ 249,565

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
As of March 31, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 5,000,000 shares of the Fund.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective April 10, 2025, the credit agreement was extended until April 2026 under substantially similar terms.
d
Six Months Ended
03/31/25
Period from
03/06/24
(a)
to 09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
BATS: Series I Portfolio
Shares sold ..........................................
2,029,048 $ 20,346,363 5,504,823 $ 55,065,178
Shares redeemed ......................................
(35,024) (348,468) (892) (8,955)
1,994,024 $ 19,997,895 5,503,931 $ 55,056,223
(a)
Commencement of Operations.

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
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blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Allocation Target Shares

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: May 22, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: May 22, 2025